Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share
8.	Earnings per share
Basic earnings per share are calculated by dividing net income attributable to the owners of the Company by the weighted average number of ordinary shares of the Company outstanding over the period.
Diluted earnings per share are calculated by dividing the net income attributable to the owners of the Company by the weighted average number of ordinary shares outstanding over the period plus number of ordinary shares that would be issued if all existing convertible instruments, if any, were converted. As of the date of IPO May 8, 2019, the amended 2016 HeadHunter Unit Option Plan has become effective and fully vested. According to the plan, 75% of the awards provided by the plan will be settled in shares of the Company, which assumes issuance of up to 1,271,436 new shares over the period of 4 years from the date of the IPO (see Note 20(a)(i)). Also, on May 28, 2019 the Board of Directors has granted units under the 2018 HeadHunter Unit Option Plan, which will be settled in new shares of the Company over the period of 7 years from the grant date (see Note 20(a)(ii)). The number of shares to be issued depends on share price as of the vesting date. If units vested on December 31, 2019, then 222,678 new shares would have been issued. Also, the Board of Directors granted shares to its members on May 28, 2019 as part of their remuneration, which assumes issuance of up to 20,000 new shares over the period of 1 year from the date when directorship contracts became effective, which is the date of the IPO (see Note 29(b)). Accordingly, 1,514,114 new shares may be issued by the Company in total as of December 31, 2019 in relation to the management incentive and Board of Directors remuneration agreements (as of December 31, 2018 and 2017 – nil shares, as management incentive awards were to be satisfied by the shareholders at that time, see Note 20).
(in thousands of Russian Roubles, except number of shares and per share amounts)

	For the year ended December 31,
	2019	2018*	2017**
Net income attributable to owners of the Company	1,448,018	949,307	400,189
Weighted average number of ordinary shares outstanding (note 19)	50,000,000	50,000,000	50,000,000
Effects of dilution from:
Share options (weighted average)	956,590	—	—
Weighted average number of ordinary shares outstanding adjusted for the effect of dilution	50,956,590	50,000,000	50,000,000
Earnings per share (in Russian Roubles per share)
Basic	28.96	18.99	8.00
Diluted	28.42	18.99	8.00

*	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
**	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.